UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 10, 2011


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $2,292,513 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
ABBOTT LABS			COMMON		002824100   48746   993800 SH		SOLE			0   962400   31400
AUTOMATIC DATA PROCESSIN	COMMON		053015103  186647  3637633 SH		SOLE			0  3506533  131100
AVON PRODS INC			COMMON		054303102   78637  2908183 SH		SOLE			0  2805033  103150
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   43917   525134 SH		SOLE			0   506284   18850
COCA COLA CO			COMMON		191216100  144584  2179433 SH		SOLE			0  2101333   78100
DISNEY WALT CO			COM DISNEY	254687106  169534  3934414 SH		SOLE			0  3799740  134674
GENERAL ELEC CO			COMMON		369604103   48636  2425753 SH		SOLE			0  2338853   86900
GOLDMAN SACHS GROUP INC		COMMON		38141G104  142431   898050 SH		SOLE			0   866100   31950
INTERNATIONAL BUSINESS M	COMMON		459200101  236574  1450749 SH		SOLE			0  1398799   51950
JOHNSON & JOHNSON		COMMON		478160104  138218  2332800 SH		SOLE			0  2248500   84300
LOWES COS INC			COMMON		548661107  149378  5651833 SH		SOLE			0  5454733  197100
MEDTRONIC INC			COMMON		585055106   68406  1738400 SH		SOLE			0  1677000   61400
MICROSOFT CORP			COMMON		594918104  114001  4490000 SH		SOLE			0  4329400  160600
PEPSICO INC			COMMON		713448108   97048  1506717 SH		SOLE			0  1452567   54150
PROCTER & GAMBLE CO		COMMON		742718109  171846  2789700 SH		SOLE			0  2689400  100300
SCHLUMBERGER LTD		COMMON		806857108  120021  1286950 SH		SOLE			0  1240400   46550
3M CO				COMMON		88579Y101  139480  1491767 SH		SOLE			0  1438867   52900
WAL MART STORES INC		COMMON		931142103  115806  2224900 SH		SOLE			0  2145000   79900
WELLS FARGO & CO NEW		COMMON		949746101   78604  2478833 SH		SOLE			0  2389033   89800

